Credit Risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) economic_scenario	Dec. 31, 2022 GBP (£)
Disclosure of financial assets [line items]
Number of economic scenarios, percentage	100.00%
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period	5 years
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,298	£ 4,352
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	97
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(40)	(119)
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,525	2,363
Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(34)	54
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	166	238
Retail other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(33)	19
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,195	1,317
Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	95
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 29	£ (192)